Stock-Based Compensation - Nonvested Restricted Stock Shares Activity (Details) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Nonvested Restricted Stock Shares Activity Abstract
Non-vested Restricted Stock Awards	189,893	52,545
Non-vested Restricted Stock Awards, Weighted Average Grant Date Fair Value	$ 2.28	$ 13.48
Granted	86,932	346,508
Granted, Weighted Average Grant Date Fair Value	$ 2.8	$ 4.1
Vested	(123,626)	(198,090)
Vested, Weighted Average Grant Date Fair Value	$ 3.23	$ 5.71
Forfeited	0	(11,070)
Forfeited, Weighted Average Grant Date Fair Value	$ 0	$ 10.36
Non-vested Restricted Stock Awards	153,199	189,893
Non-vested Restricted Stock Awards, Weighted Average Grant Date Fair Value	$ 1.87	$ 2.28